STOCKHOLDERS' EQUITY - Schedule of Outstanding Warrants (Details) (USD $)	0 Months Ended			1 Months Ended		3 Months Ended			9 Months Ended
	Aug. 19, 2013	Jul. 29, 2013	Jul. 25, 2013	Oct. 31, 2013	Jun. 30, 2013	Sep. 30, 2013	Nov. 11, 2013	Dec. 31, 2012	Sep. 30, 2013 Warrants	Sep. 30, 2013 Warrants
Number Warrants
Warrants, beginning balance									199,162
Granted									582,175
Cancelled
Forfeited									(73,077)
Exercised
Warrants, ending balance									708,260
Awards Exercisable								83,333
Weighted Average Exercise Price
Weighted average exercise price, beginning balance							5.70			6.65
Granted									$ 6.50
Forfeited									$ 6.50
Warrant Exercise Price									$ 6.65
Vested and exercisable									$ 6.67
Weighted Average Remaining Contractual Life
Weighted average contractual life, beginning balance									6 years 6 months 7 days
Granted									3 years
Forfeited									8 years 11 months 1 day
Weighted average contractual life, ending balance									4 years 4 months 24 days
Grant date fair value (per share)	$ 5.85	$ 7.00	$ 6.85	$ 4.79	$ 5.03	$ 6.00			$ 6.50